Short-Term Loans Receivable	12 Months Ended
Jun. 30, 2023
Short-Term Loans Receivable [Abstract]
SHORT-TERM LOANS RECEIVABLE

8. SHORT-TERM LOANS RECEIVABLE

The Group provided loans to a third-party real estate developing company in order to optimize the idle cash.

During the year ended June 30, 2020, the Group provided loans totaling RMB240,000, of which RMB190,000 has been repaid in the same year. As of June 30, 2020, the group had one short-term loan of RMB50,000 and accrued interest of RMB2,893 which had been fully repaid in December 2020. As of June 30, 2021, the Group did not have short-term loans receivable.

During the year ended June 30, 2022, the Group provided loans totaling RMB130,000, all of which has been repaid in the same year. As of June 30, 2022, the Group did not have short-term loans receivable.

During the year ended June 30, 2023, the Group provided loans totaling RMB110,000, all of which has been repaid in the same year. As of June 30, 2023, the Group did not have short-term loans receivable.

In July 2023, the Group provided a one-year loan totaling RMB40,000, which is expected to be settled before maturity.

The aforementioned loans were guaranteed by the legal representative and the controlling shareholder of the real estate developing company. The interest rate ranged from 5% to 12% per annum, the interest had been and will be paid with the repayment of principal.

The Group recognized interest income on short-term loans receivable of approximate RMB2,730, RMB790 and RMB6,214 during the years ended June 30, 2021, 2022 and 2023, respectively.